SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements used by level (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SAFE Liabilities	$ 6,917,000	$ 6,887,000
Total Liabilities	6,917,000	6,887,000
Proceeds from issuance of SAFE agreements	0	4,700,000
Level 3
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SAFE Liabilities	6,917,000	6,887,000
Total Liabilities	$ 6,917,000	$ 6,887,000